PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
PROPERTY AND EQUIPMENT
Costs of acquired assets	$ 333	$ 296	$ 647	$ 514
Net book value of assets disposed	20	12	44	23
Net loss on disposal of assets	$ 20	$ 2	$ 37	$ 9